CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Asset management	Non-controlling interests	Common shares Common Share Capital	Common shares Contributed Surplus	Common shares Retained Earnings	Common shares Ownership Changes1	Common shares Revaluation Surplus	Common shares Currency Translation	Common shares Other Reserves2	Common shares Common equity	Common shares Common equity Asset management	Common shares Non-controlling interests	Preferred shares Preferred equity	Preferred shares Non-controlling interests
Beginning balance (Previously stated) at Dec. 31, 2023	$ 168,242		$ 122,465	$ 10,879	$ 112	$ 18,006	$ 4,510	$ 8,958	$ (2,477)	$ 1,686	$ 41,674			$ 4,103
Changes in period:
Net income attributable to shareholders	641					641					641
Non-controlling interests	1,212		1,212
Net income	1,853
Other comprehensive income	766							749	(778)	795	766
Other comprehensive income	2,960		2,960
Other comprehensive income	3,726
Comprehensive income, attributable to owners of parent	1,407		4,172					749	(778)	795	1,407
Comprehensive income, attributable to non-controlling interests	4,172
Comprehensive income	5,579
Shareholder distributions
Common equity	(495)					(495)					(495)
Preferred equity	(168)					(168)					(168)
Non-controlling interests	(7,815)		(7,815)
Other items
Issue of equity	8,139		9,079	(73)	(35)	(832)					(940)			0
Share-based compensation	(49)		0		37	(86)					(49)
Ownership changes	(8,050)		(8,495)			0	535	(123)	4	29	445
Total change in period	(2,859)		(3,059)	(73)	2	(940)	535	626	(774)	824	200			0
Ending balance (Previously stated) at Dec. 31, 2024	165,383		119,406					9,584	(3,251)	2,510	41,874			4,103
Ending balance at Dec. 31, 2024	165,383		119,406	10,806	114	17,066	5,045	9,584	(3,251)	2,510	41,874	$ 17,338	$ 114,389	4,103	$ 5,017
Changes in period:
Net income attributable to shareholders	1,307					1,307					1,307
Non-controlling interests	1,928		1,928
Net income	3,235
Other comprehensive income	1,833							872	797	164	1,833
Other comprehensive income	5,211		5,211
Other comprehensive income	7,044
Comprehensive income, attributable to owners of parent	3,140							872	797	164	3,140
Comprehensive income, attributable to non-controlling interests	7,139		7,139
Comprehensive income	10,279
Shareholder distributions
Common equity	(552)					(552)					552
Preferred equity	(167)					(167)					167
Non-controlling interests	(15,465)
Other items
Issue of equity	10,603		11,480	33	(23)	(874)					(864)			(13)
Share-based compensation	(58)		0		57	(115)					(58)
Ownership changes	(3,829)		(4,252)			0	425	97	(62)	(37)	423
Total change in period	811		(1,098)	33	34	(401)	425	969	735	127	1,922			(13)
Ending balance at Dec. 31, 2025	$ 166,194		$ 118,308	$ 10,839	$ 148	$ 16,665	$ 5,470	$ 10,553	$ (2,516)	$ 2,637	$ 43,796	$ 15,511	$ 113,480	$ 4,090	$ 4,828
Other items
Proportion of ownership interest in subsidiary		73.00%